Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information and Statement of IFRS Compliance [Abstract]
Disclosure of investments	The accounting impact of the Company's businesses and their presentation in the Company's consolidated financial statements are summarized in the table below.

	ACCOUNTING		PRESENTATION
Business segment	Accounting assessment	Accounting methodology	Presentation in Balance Sheet	Presentation in Statement of Income	Presentation of Non-controlling interest
Single-Family Rental
Tricon wholly-owned	Controlled subsidiary	Consolidation	Rental properties	Revenue from single-family rental properties	N/A
SFR JV-1	Controlled subsidiary	Consolidation			Limited partners' interests (Component of liabilities)
SFR JV-HD	Controlled subsidiary	Consolidation
SFR JV-2	Controlled subsidiary	Consolidation

Multi-Family Rental
U.S. multi-family (1)	Controlled subsidiary for the period between January 1, 2020 and March 30, 2021, and joint venture from March 31, 2021	Consolidation between January 1, 2020 and March 30, 2021, and equity method from March 31, 2021	Rental properties as at December 31, 2020 Equity-accounted investments in multi-family rental properties as at December 31, 2021	Net income (loss) from discontinued operations between January 1, 2020 and March 30, 2021 Income from equity-accounted investments in multi-family rental properties from March 31, 2021	N/A
Canadian multi-family: 592 Sherbourne (The Selby)	Investments in associate	Equity method	Equity-accounted investments in multi-family rental properties	Income from equity-accounted investments in multi-family rental properties	N/A

Canadian residential developments
The Shops of Summerhill	Joint operation for the period between January 1, 2020 and June 22, 2020, and controlled subsidiary from June 23, 2020	Proportionate consolidation between January 1, 2020 and June 22, 2020, and consolidation from June 23, 2020	Canadian development properties	Other income	N/A
The James (Scrivener Square)					N/A

57 Spadina (The Taylor)	Investments in associate	Equity method	Equity-accounted investments in Canadian residential developments	Income from equity-accounted investments in Canadian residential developments	N/A
WDL - Block 8	Joint venture	Equity method			N/A
WDL - Block 20	Joint venture	Equity method			N/A
WDL - Blocks 3/4/7	Joint venture	Equity method			N/A
WDL - Block 10	Joint venture	Equity method			N/A
6~8 Gloucester (The Ivy)	Joint venture	Equity method			N/A
7 Labatt(2)	Joint venture	Equity method			N/A
Queen & Ontario	Joint venture	Equity method			N/A

U.S. residential developments
Build-to-rent	Investments in associates	Equity method	Investments in U.S. residential developments	Income from investments in U.S. residential developments	N/A
For-sale housing	Investments in associates	Equity method			N/A

Private Funds and Advisory
Private funds GP entities	Controlled subsidiary	Consolidation	Consolidated	Revenue from private funds and advisory services	N/A
Johnson development management	Controlled subsidiary	Consolidation	Consolidated		Component of equity
(1) On March 31, 2021, the Company sold an 80% ownership interest in its U.S. multi-family rental portfolio (Note 5).
(2) On November 12, 2021, the Company's joint venture, Labatt Village Holding LP, sold its 80% ownership interest in the 7 Labatt project to the remaining joint venture partner.
Disclosure of changes to comparative figures
Certain comparative figures have been adjusted to conform with the current period presentation, as shown in the table below. There was no impact on the net income and comprehensive income of the Company as a result of this change in presentation.

(in thousands of U.S. dollars)	As previously reported	Reclassify property management overhead(1)	Presentation change of asset management fees(2)	Reclassify U.S. multi-family rental to discontinued operations(3)	Reclassify other income(4)	Reclassify performance fees expense(5)	As adjusted

For the year ended December 31, 2020

Other income and expenses	$(1,399)	$—	$3,173	$—	$791	$—	$2,565
Other income from Canadian development properties	791	—	—	—	(791)	—	—
Property management overhead	(22,654)	22,654	—	—	—	—	—
Compensation expense	(40,100)	(13,050)	—	—	—	1,055	(52,095)
Performance fees expense	—	—	—	—	—	(1,055)	(1,055)
General and administration expense	(23,569)	(9,604)	(3,173)	2,111	—	—	(34,235)
(1) Overhead expense in relation to Tricon's property management platform has been reclassified to compensation expense and general and administration expense to conform with IAS 1.
(2) Other expenses that previously were netted against other income have been reclassified to general and administration expense to conform with IAS 1.
(3) The current- and prior-period results and cash flows of Tricon US Multi-Family REIT LLC have been presented as discontinued operations, and therefore, separated from the Company's continuing operations in accordance with IFRS 5 (Note 5).
(4) Other income from Canadian development properties has now been combined with other income and expense in accordance with guidance on materiality and aggregation per IAS 1, Presentation of Financial Statements.
(5) The interests of participating senior management in equity interests in certain Investment Vehicles have been reclassified from compensation expense to conform with the current period presentation (Notes 3 and 32).

(in thousands of U.S. dollars)	As previously reported	Reclassify investment in 592 Sherbourne LP(1)	As adjusted

As at December 31, 2020

Equity-accounted investments in multi-family rental properties	$—	$19,913	$19,913
Equity-accounted investments in Canadian residential developments	94,868	(19,913)	74,955
(1) The property held by 592 Sherbourne LP was substantially completed and approached stabilization on January 1, 2020 and therefore was reclassified from a residential development to a multi-family rental property.